Changes in Allowance for Loan Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	¥ 772,957		¥ 682,692		¥ 734,530
Provision (credit) for loan losses	(126,230)		139,947		(23,044)
Charge-offs	65,148		94,597		80,142
Less: Recoveries	26,535		31,700		52,256
Net charge-offs	38,613		62,897		27,886
Others	18,063	[1]	13,215	[1]	(908)	[1]
Balance at end of fiscal year	626,177		772,957		682,692
Allowance for loan losses of which individually evaluated for impairment	349,308		422,684
Allowance for loan losses of which collectively evaluated for impairment	276,869		350,273
Loans	73,623,540	[2]	69,945,464	[2]
Loans of which individually evaluated for impairment	1,194,315	[2]	1,266,424	[2]
Loans of which collectively evaluated for impairment	72,429,225	[2]	68,679,040	[2]
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	641,895		535,475		563,116
Provision (credit) for loan losses	(128,368)		137,549		(19,433)
Charge-offs	47,927		69,845		54,599
Less: Recoveries	21,423		27,447		48,354
Net charge-offs	26,504		42,398		6,245
Others	14,326	[1]	11,269	[1]	(1,963)	[1]
Balance at end of fiscal year	501,349		641,895		535,475
Allowance for loan losses of which individually evaluated for impairment	327,011		398,622
Allowance for loan losses of which collectively evaluated for impairment	174,338		243,273
Loans	54,651,867	[2]	51,801,814	[2]
Loans of which individually evaluated for impairment	1,100,938	[2]	1,160,489	[2]
Loans of which collectively evaluated for impairment	53,550,929	[2]	50,641,325	[2]
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	109,189		126,276		151,342
Provision (credit) for loan losses	(12,712)		(14,180)		(21,375)
Charge-offs	3,935		4,249		5,133
Less: Recoveries	3,000		1,342		1,442
Net charge-offs	935		2,907		3,691
Balance at end of fiscal year	95,542		109,189		126,276
Allowance for loan losses of which individually evaluated for impairment	11,735		14,815
Allowance for loan losses of which collectively evaluated for impairment	83,807		94,374
Loans	12,922,564	[2]	13,007,792	[2]
Loans of which individually evaluated for impairment	39,250	[2]	45,961	[2]
Loans of which collectively evaluated for impairment	12,883,314	[2]	12,961,831	[2]
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year	21,873		20,941		20,072
Provision (credit) for loan losses	14,850		16,578		17,764
Charge-offs	13,286		20,503		20,410
Less: Recoveries	2,112		2,911		2,460
Net charge-offs	11,174		17,592		17,950
Others	3,737	[1]	1,946	[1]	1,055	[1]
Balance at end of fiscal year	29,286		21,873		20,941
Allowance for loan losses of which individually evaluated for impairment	10,562		9,247
Allowance for loan losses of which collectively evaluated for impairment	18,724		12,626
Loans	6,049,109	[2]	5,135,858	[2]
Loans of which individually evaluated for impairment	54,127	[2]	59,974	[2]
Loans of which collectively evaluated for impairment	¥ 5,994,982	[2]	¥ 5,075,884	[2]

[1]	Others include primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.